Share capital (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of issued shares [Line Items]
Common shares par value	no
Beginning of year	434,175,752	432,518,470
Stock option plan	1,136,331	1,657,282
End of year	435,312,083	434,175,752
Dividends Paid Ordinary Shares Per Share | $ / shares	$ 0.16	$ 0.12
Common shares [Member]
Number of issued shares [Line Items]
Class B share preferences	no shareholder, resident in Canada, is allowed to own more than 25% of the Company’s outstanding common shares, either individually or together with associates. A non-resident of Canada is not allowed to own more than 15%. In addition, no more than 25% of total shareholder votes cast may be cast by non-resident shareholders.
Common shares [Member] | Share Holder Resident [Member] | Maximum [Member]
Number of issued shares [Line Items]
Ownership in Cameco	25.00%	25.00%
Common shares [Member] | Share Holder Non-Resident [Member] | Maximum [Member]
Number of issued shares [Line Items]
Ownership in Cameco	15.00%	15.00%
Percentage Votes Of Ordinary Shares Of Company	25.00%	25.00%
Class B Shares [Member]
Number of issued shares [Line Items]
Class B share par value | $ / shares	$ 1
Class B share preferences	entitles the shareholder to vote separately as a class in respect of any proposal to locate the head office of Cameco to a place not in the province of Saskatchewan